Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2025
Lease Arrangements
Schedule of future minimum payments, expected to be received on non-cancellable time charters and bareboat charters

The future minimum payments, expected to be received on non-cancellable time charters and bareboat charters classified as operating leases consisted of the following as of December 31, 2025 (in thousands of US$):

Year ending December 31,	in ‘000s of US$
2026	$945,823
2027	900,755
2028	701,253
2029	543,790
2030	370,926
2031 and thereafter	690,938
Total future rentals	$4,153,485